Other assets-Other / Other liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other assets-Other / Other liabilities
Amortization expenses	¥ 4,979	¥ 5,423	¥ 9,976
Indefinite-lived intangibles	¥ 9,511	¥ 8,380